Derivative Instruments (Details) (USD $) In Billions	Dec. 31, 2010	Dec. 31, 2009
Notional amount of derivative contracts outstanding [Abstract]
Total derivative notional amounts	$ 78,905	$ 78,733
Swap [Member] | Equity Contract [Member]
Notional amount of derivative contracts outstanding [Abstract]
Total derivative notional amounts	116	81
Swap [Member] | Commodity Contract [Member]
Notional amount of derivative contracts outstanding [Abstract]
Total derivative notional amounts	349	178
Swap [Member] | Interest Rate Contract [Member]
Notional amount of derivative contracts outstanding [Abstract]
Total derivative notional amounts	46,299	47,663
Call Options Written [Member] | Foreign Exchange Contract [Member]
Notional amount of derivative contracts outstanding [Abstract]
Total derivative notional amounts	674	685
Call Options Written [Member] | Equity Contract [Member]
Notional amount of derivative contracts outstanding [Abstract]
Total derivative notional amounts	430	502
Call Options Written [Member] | Commodity Contract [Member]
Notional amount of derivative contracts outstanding [Abstract]
Total derivative notional amounts	264	201
Call Options Written [Member] | Interest Rate Contract [Member]
Notional amount of derivative contracts outstanding [Abstract]
Total derivative notional amounts	4,075	4,553
Spot futures and forwards [Member] | Foreign Exchange Contract [Member]
Notional amount of derivative contracts outstanding [Abstract]
Total derivative notional amounts	3,893	3,578
Spot futures and forwards [Member] | Commodity Contract [Member]
Notional amount of derivative contracts outstanding [Abstract]
Total derivative notional amounts	170	113
Future and forwards [Member] | Equity Contract [Member]
Notional amount of derivative contracts outstanding [Abstract]
Total derivative notional amounts	49	45
Future and forwards [Member] | Interest Rate Contract [Member]
Notional amount of derivative contracts outstanding [Abstract]
Total derivative notional amounts	9,298	6,986
Options Held [Member] | Foreign Exchange Contract [Member]
Notional amount of derivative contracts outstanding [Abstract]
Total derivative notional amounts	649	699
Options Held [Member] | Equity Contract [Member]
Notional amount of derivative contracts outstanding [Abstract]
Total derivative notional amounts	377	449
Options Held [Member] | Commodity Contract [Member]
Notional amount of derivative contracts outstanding [Abstract]
Total derivative notional amounts	254	205
Options Held [Member] | Interest Rate Contract [Member]
Notional amount of derivative contracts outstanding [Abstract]
Total derivative notional amounts	3,968	4,584
Currency Swap [Member] | Foreign Exchange Contract [Member]
Notional amount of derivative contracts outstanding [Abstract]
Total derivative notional amounts	2,568	2,217
Foreign Exchange Contract [Member]
Notional amount of derivative contracts outstanding [Abstract]
Total derivative notional amounts	7,784	7,179
Equity Contract [Member]
Notional amount of derivative contracts outstanding [Abstract]
Total derivative notional amounts	972	1,077
Credit Risk Contract [Member]
Notional amount of derivative contracts outstanding [Abstract]
Total derivative notional amounts	5,472	5,994
Commodity Contract [Member]
Notional amount of derivative contracts outstanding [Abstract]
Total derivative notional amounts	1,037	697
Interest Rate Contract [Member]
Notional amount of derivative contracts outstanding [Abstract]
Total derivative notional amounts	$ 63,640	$ 63,786